NOTES PAYABLE (Details Narrative 2)				1 Months Ended		2 Months Ended	3 Months Ended		6 Months Ended			12 Months Ended
	Mar. 06, 2019 USD ($) shares	Mar. 01, 2019 USD ($) $ / shares shares	Jan. 15, 2018 $ / shares shares	Sep. 30, 2018 USD ($) Number $ / shares	Jun. 30, 2017 USD ($) Number $ / shares shares	Aug. 31, 2017 USD ($) shares	Mar. 31, 2019 USD ($) $ / shares	Mar. 31, 2018 USD ($)	Mar. 31, 2019 USD ($) $ / shares	Mar. 31, 2018 USD ($)	Nov. 30, 2016 USD ($) Number $ / shares shares	Sep. 30, 2018 USD ($) Number $ / shares	Sep. 30, 2017 USD ($) $ / shares
Common stock par value (in dollars per shares) | $ / shares				$ 0.001			$ 0.001		$ 0.001			$ 0.001	$ 0.001
Warrant exercise price | $ / shares				$ 0.15								$ 0.15
Amortization of debt discount									$ 11,449	$ 175,634		$ 254,501	$ 810,540
Interest expense							$ 106,152	$ 227,489	204,309	452,566		780,513	1,324,127
Loss on Debt Extinguishment							(5,099,340)	$ (217,141)	$ (5,099,340)	$ (217,141)		$ (526,459)	$ (89,701)
Proceeds from issuance				$ 231,000			259,000
Term Loan Agreement [Member] | Delek GOM Investments, LLC, [Member]
Number of warrants issued | shares	238,095,238	238,095,238
Common stock par value (in dollars per shares) | $ / shares		$ 0.001
Warrant exercise price | $ / shares		$ 0.042
Debt discount	$ 5,100,000
Loss on Debt Extinguishment	5,100,000
Loan amount	$ 10,000,000	$ 11,000,000
Interest rate		5.00%
Default interest rate		7.00%
Proceeds from issuance		$ 500,000
Term Loan Agreement [Member] | Delek GOM Investments, LLC, [Member] | Minimum [Member]
Outstanding debt amount		100,000
Term Loan Agreement [Member] | Delek GOM Investments, LLC, [Member] | Maximum [Member]
Outstanding debt amount		$ 500,000
June - Nov 2016 Promissory Notes [Member]
Proceeds from issuance of convertible notes											$ 837,000
Number of convertible promissory notes issued | Number											11
Maturity term											1 year
Interest rate											8.00%
Conversion price | $ / shares											$ 0.025
Qualified equity financing amount											$ 3,000,000
Amount allocated to debt											385,000
Amount allocated to warrants											452,000
Beneficial conversion feature											385,000
Debt discount											$ 837,000
June - Nov 2016 Promissory Notes [Member] | Warrants [Member]
Number of warrants issued | shares			2,800,000								27,900,000
Warrant exercise price | $ / shares			$ 0.10								$ 0.03
Warrant term											3 years
Percentage of original warrants issued			10.00%
June - Nov 2016 Promissory Notes [Member] | June 2017 Warrants [Member]
Number of convertible promissory notes issued | Number					8
Number of warrants issued | shares					7,000,000
Warrant exercise price | $ / shares					$ 0.03
Loss on Debt Extinguishment					$ (50,701)
Percentage of original warrants issued					25.00%
June - Nov 2016 Promissory Notes [Member] | January 15, 2019 Warrants [Member]
Number of convertible promissory notes issued | Number				6								6
Debt amount converted							277,000					$ 560,000
Accrued interest amount converted							6,000					$ 87,000
Cumulative accrued interest							$ 60,000
Dec 2016 Promissory Notes [Member] | January 2018 Warrants [Member]
Number of warrants issued | shares						3,750,000
Loss on Debt Extinguishment						$ 39,000
Percentage of original warrants issued						25.00%